UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23230

ALPHACENTRIC PRIME MERIDIAN INCOME FUND
(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, New York 11743
(Address of principal executive offices) (Zip code)

George F. Amrhein, Jr.

36 North New York Ave

Huntington, New York 11743
(Name and address of agent for service)

(631) 629-4237

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Number of Shares		Value
SHORT-TERM INVESTMENTS - 50.0%
	Money Market Deposit Account - 50%
100,000	U.S. Bank N.A., 1.55% (a)	$100,000
	Total Short-Term Investments
	(Cost $100,000)	100,000

	Total Investments 100.0%
	(Cost $100,000)	100,000

	Other Assets in Excess of Liabilities 50.0%	100,004

	TOTAL NET ASSETS 100.0%	$200,004

(a) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily by any amount. The rate shown is as of December 31, 2019.

Investment Valuation

The AlphaCentric Prime Meridian Income Fund (the “Fund”) launched on December 31, 2019. At the period ended December 31, 2019, the Fund had not begun investing in accordance with its investment objectives. The Fund does intend to invest in notes sourced through marketplace lending platforms (“Marketplace Loans”) in the future. The vast majority of the Fund’s holdings are Marketplace Loans for which market quotations are not readily available. The Fund engaged Duff & Phelps, LLC (“D&P”) to provide the fair value of the Fund’s Marketplace Loan holdings, pursuant to D&P proprietary pricing procedures which utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level models and roll rates and simulation-based FICO migration matrix and logit regression models based on historical data of similar investments in loan/borrower characteristics, which estimate forecasted contractual cash flows for each loan for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment). Yield is the par-yield derived and recalibrated to loan performance to-date. The net asset value (or NAV) of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan. The Fund’s assets are priced at least as frequently as the Fund’s shares are offered.

The Fund’s securities or other investment assets (including but not limited to equity and debt securities, rights, warrants, derivatives, loan agreements, insurance contracts, guaranteed investment contracts, foreign currencies, options, futures contracts, swaps, collars, floors and other contracts relating to securities, whether or not defined as a “security” in Section 2(a)(36) of the 1940 Act) (herein referred to as “securities”) for which market quotations are readily available are to be valued at current market value based on such market quotations as of the close of the New York Stock Exchange (“NYSE”), typically 4:00 p.m., Eastern Time on each business day that the NYSE is open.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)

Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of December 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$100,000	$ -	$ -	$100,000
Total Investments in Securities	$100,000	$ -	$ -	$100,000

There were no transfers between levels during the period. It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AlphaCentric Prime Meridian Income Fund

By /s/ George F. Amrhein, Jr.

George F. Amrhein, Jr., Fund President

Date 3/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ George F. Amrhein, Jr.

George F. Amrhein, Jr., Fund President

Date 3/2/2020

By /s/ Peter Lowden

Peter Lowden, Fund Treasurer

Date 2/28/2020